UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS EQUITY FUND

FORM N-Q

SEPTEMBER 30, 2008

LEGG MASON PARTNERS EQUITY FUND

Schedule of Investments (unaudited)	September 30, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 12.9%
Hotels, Restaurants & Leisure - 1.9%
185,679	McDonald’s Corp.	$11,456,394
Household Durables - 5.2%
679,140	Centex Corp.	11,002,068
818,930	Toll Brothers Inc. *	20,661,604
	Total Household Durables	31,663,672
Media - 2.8%
829,440	News Corp., Class B Shares	10,077,696
224,590	Walt Disney Co.	6,892,667
	Total Media	16,970,363
Specialty Retail - 3.0%
737,504	Staples Inc.	16,593,840
48,580	TJX Cos. Inc.	1,482,662
	Total Specialty Retail	18,076,502
	TOTAL CONSUMER DISCRETIONARY	78,166,931
CONSUMER STAPLES - 13.4%
Beverages - 2.7%
230,610	PepsiCo Inc.	16,435,575
Food & Staples Retailing - 2.6%
265,680	Wal-Mart Stores Inc.	15,911,575
Food Products - 3.4%
213,100	Kellogg Co.	11,954,910
227,200	McCormick & Co. Inc., Non Voting Shares	8,735,840
	Total Food Products	20,690,750
Household Products - 2.7%
236,320	Procter & Gamble Co.	16,469,141
Tobacco - 2.0%
244,570	Philip Morris International Inc.	11,763,817
	TOTAL CONSUMER STAPLES	81,270,858
ENERGY - 12.0%
Energy Equipment & Services - 3.8%
123,880	Diamond Offshore Drilling Inc.	12,767,073
321,850	Halliburton Co.	10,424,721
	Total Energy Equipment & Services	23,191,794
Oil, Gas & Consumable Fuels - 8.2%
119,962	ConocoPhillips	8,787,217
167,770	Exxon Mobil Corp.	13,029,018
1	Louis Broussard Sealed Envelope (a)(b)	0
318,740	Newfield Exploration Co. *	10,196,492
126,650	SandRidge Energy Inc. *	2,482,340
255,980	Total SA, ADR	15,532,866
	Total Oil, Gas & Consumable Fuels	50,027,933
	TOTAL ENERGY	73,219,727
FINANCIALS - 18.7%
Capital Markets - 2.5%
39,860	Goldman Sachs Group Inc.	5,102,080
157,160	Merrill Lynch & Co. Inc.	3,976,148
108,130	State Street Corp.	6,150,435
	Total Capital Markets	15,228,663
Commercial Banks - 3.3%
536,410	Wells Fargo & Co.	20,131,467

See Notes to Schedule of Investments.

LEGG MASON PARTNERS EQUITY FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
Consumer Finance - 1.7%
303,540	American Express Co.	$10,754,422
Diversified Financial Services - 4.6%
463,200	JPMorgan Chase & Co.	21,631,440
182,260	Moody’s Corp.	6,196,840
	Total Diversified Financial Services	27,828,280
Insurance - 5.0%
135,830	AFLAC Inc.	7,980,013
100	Berkshire Hathaway Inc., Class A Shares *	13,060,000
537,820	Progressive Corp.	9,358,068
	Total Insurance	30,398,081
Thrifts & Mortgage Finance - 1.6%
521,300	Hudson City Bancorp Inc.	9,617,985
	TOTAL FINANCIALS	113,958,898
HEALTH CARE - 10.3%
Biotechnology - 1.7%
129,030	Genzyme Corp. *	10,437,237
Health Care Equipment & Supplies - 1.3%
159,360	Medtronic Inc.	7,983,936
Health Care Providers & Services - 1.0%
114,000	McKesson Corp.	6,134,340
Pharmaceuticals - 6.3%
246,490	Abbott Laboratories	14,192,894
226,980	Novartis AG, ADR	11,993,623
659,810	Schering-Plough Corp.	12,186,691
	Total Pharmaceuticals	38,373,208
	TOTAL HEALTH CARE	62,928,721
INDUSTRIALS - 9.6%
Aerospace & Defense - 1.7%
439,760	Orbital Sciences Corp. *	10,541,047
Building Products - 2.4%
826,050	Masco Corp.	14,819,337
Industrial Conglomerates - 3.4%
630,430	General Electric Co.	16,075,965
160,297	Textron Inc.	4,693,496
	Total Industrial Conglomerates	20,769,461
Machinery - 0.8%
81,530	Eaton Corp.	4,580,355
Road & Rail - 1.3%
116,850	Norfolk Southern Corp.	7,736,639
	TOTAL INDUSTRIALS	58,446,839
INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 7.1%
761,770	Cisco Systems Inc. *	17,185,531
738,100	Corning Inc.	11,543,884
332,190	QUALCOMM Inc.	14,274,205
	Total Communications Equipment	43,003,620
Computers & Peripherals - 2.3%
264,540	Hewlett-Packard Co.	12,232,330
83,810	NetApp Inc. *	1,527,856
	Total Computers & Peripherals	13,760,186

See Notes to Schedule of Investments.

LEGG MASON PARTNERS EQUITY FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
Electronic Equipment, Instruments & Components - 1.8%
308,660	Dolby Laboratories Inc., Class A Shares *	$10,861,745

IT Services - 0.5%
52,880	Visa Inc.	3,246,303

Semiconductors & Semiconductor Equipment - 2.7%
495,071	ASML Holding NV, New York Registered Shares	8,718,200
350,610	Texas Instruments Inc.	7,538,115

	Total Semiconductors & Semiconductor Equipment	16,256,315

Software - 2.1%
492,298	Microsoft Corp.	13,139,434

	TOTAL INFORMATION TECHNOLOGY	100,267,603

UTILITIES - 5.0%
Electric Utilities - 1.5%
147,320	Exelon Corp.	9,225,178

Multi-Utilities - 3.5%
155,640	Dominion Resources Inc.	6,658,279
287,240	Sempra Energy	14,497,003

	Total Multi-Utilities	21,155,282

	TOTAL UTILITIES	30,380,460

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $534,035,553)	598,640,037

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.0%
Repurchase Agreement - 2.0%
$12,229,000	Interest in $482,062,000 joint tri-party repurchase agreement dated 9/30/08 with Barclays Capital Inc., 2.000% due 10/1/08; Proceeds at maturity - $12,229,679; (Fully collateralized by various U.S. government agency obligations, 2.624% to 4.000% due 5/13/09 to 8/26/11; Market value - $12,473,640) (Cost - $12,229,000)	12,229,000

	TOTAL INVESTMENTS - 100.4% (Cost - $546,264,553#)	610,869,037
	Liabilities in Excess of Other Assets - (0.4)%	(2,193,199)

	TOTAL NET ASSETS - 100.0%	$608,675,838

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

(b)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$610,869,037	$598,640,037	$12,229,000	—

3. Investments

At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$110,944,560
Gross unrealized depreciation	(46,340,076)

Net unrealized appreciation	$64,604,484

Notes to Schedule of Investments (unaudited) (continued)

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 25, 2008

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 25, 2008